Prepayments and Other Assets, Net - Schedule of Prepayments and Other Assets, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Prepayments and Other Assets, Net [Abstract]
Prepayments to suppliers and others	$ 1,205,120	$ 6,815,621
Less: allowance	(6,423)	(6,423)
Prepayments and other assets, net	$ 1,198,697	$ 6,809,198